RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [Abstract]
Disclosure of detailed information about key management personnel [Table Text Block]
	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and bonus	$984,800	$869,250	$864,300
Compensation expense and share-based payments	$382,302	$46,092	$374,014
	$1,367,102	$915,342	$1,238,314